The Company and basis of presentation - Reclassification summary (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
The Company and basis of presentation
Current income tax refundable	€ 85,445	€ 126,197	€ 248,668
Other current assets	442,875	410,834	584,180
Assets held for sale included in "Other current assets"			161,013
Non-current income tax refundable	150,021	92,051	62,361
Other non-current assets	146,448	126,174	135,964
Current provisions	404,514	431,370	448,368
Other current liabilities	994,569	1,039,743	1,079,077
Liabilities directly associated with assets held for sale included in "Other current liabilities."			27,511
Non-current provisions	198,452	173,351	196,516
Other non-current liabilities	€ 161,406	€ 147,563	€ 177,647